DEBT (Details Narrative) - USD ($)					1 Months Ended									3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2025	Dec. 30, 2024	Jul. 23, 2024	Jul. 05, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Oct. 08, 2024	Jun. 27, 2024
Short-Term Debt [Line Items]
Conversion price							$ 0.50											$ 0.50
Debt discount														$ 194,000
Net of unamortized debt discount						$ 200,853								$ 193,935					$ 200,853
Weighted average interest rate						46.00%								52.00%					46.00%
March 2024 Promissory Note [Member]
Short-Term Debt [Line Items]
Interest rate											14.00%					14.00%
Original issue discount											$ 16,500					$ 16,500
Debt discount											24,650					24,650
Amortization of debt discount																			$ 23,000
Principal amount											126,500					126,500
Total interest payable											$ 17,710					17,710
Debt maturity date											Jan. 15, 2025
Payment of debt issuance costs											$ 8,150
Principal and unamortized OID balance														$ 0
April 2024 Promissory Note [Member]
Short-Term Debt [Line Items]
Interest rate										15.00%
Original issue discount										$ 16,000
Amortization of debt discount																		$ 18,000
Principal amount										96,000
Total interest payable										$ 14,400
Debt maturity date										Mar. 31, 2025
Individual payments										$ 11,040
September 2024 Promissory Note [Member]
Short-Term Debt [Line Items]
Interest rate							14.00%											14.00%
Original issue discount							$ 20,300											$ 20,300
Outstanding balance														$ 18,000
Principal amount							98,900											98,900
Total interest payable							15,406											15,406
Debt maturity date														Jul. 15, 2025
Principal and unamortized OID balance														$ 50,000
December 2024 Promissory Note [Member]
Short-Term Debt [Line Items]
Interest rate						14.00%													14.00%
Original issue discount						$ 24,450													$ 24,450
Outstanding balance														$ 16,000
Principal amount						132,250													132,250
Total interest payable						18,515													18,515
Debt maturity date														Oct. 15, 2025
March 2025 Promissory Note One [Member]
Short-Term Debt [Line Items]
Interest rate														10.00%
Original issue discount														$ 8,560
Outstanding balance														10,000
Principal amount														62,060
Total interest payable														$ 6,206
Debt maturity date														Jan. 15, 2026
Payment of debt issuance costs														$ 4,303
March 2025 Promissory Note Two [Member]
Short-Term Debt [Line Items]
Interest rate														10.00%
Outstanding balance														$ 7,000
Principal amount														$ 103,750
Debt maturity date														Mar. 15, 2026
Payment of debt issuance costs														$ 7,900
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Conversion price														$ 1.75
Principal amount														$ 150,000
Debt maturity date														Sep. 30, 2025
Due March 2025 [Member] | September 2024 Promissory Note [Member]
Short-Term Debt [Line Items]
Debt repayment														$ 56,373
Due May 2025 [Member] | September 2024 Promissory Note [Member]
Short-Term Debt [Line Items]
Debt repayment														14,093
Due June 2025 [Member] | September 2024 Promissory Note [Member]
Short-Term Debt [Line Items]
Debt repayment														14,874
Due June 2025 [Member] | December 2024 Promissory Note [Member]
Short-Term Debt [Line Items]
Debt repayment														75,383
Due July 2025 [Member] | December 2024 Promissory Note [Member]
Short-Term Debt [Line Items]
Debt repayment														18,846
Due August 2025 [Member] | December 2024 Promissory Note [Member]
Short-Term Debt [Line Items]
Debt repayment														18,846
Due September 2025 [Member] | December 2024 Promissory Note [Member]
Short-Term Debt [Line Items]
Debt repayment														18,846
Due October 2025 [Member] | December 2024 Promissory Note [Member]
Short-Term Debt [Line Items]
Debt repayment														$ 18,846
Original Issue Discount [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Stock issued other, shares														34,286
Merchant Agreement 2023 [Member]
Short-Term Debt [Line Items]
Debt discount													$ 72,000
Proceeds for future receivables													200,000
Total amount to be repaid from receivables funding													$ 272,000
Amortization of debt discount																	$ 33,578		47,000
Shares issued													16,765
Additional debt discount													$ 10,500
Merchant Agreement 2023 [Member] | Cash Proceeds [Member]
Short-Term Debt [Line Items]
Proceeds for future receivables										127,000
February 2024 Merchant Agreement [Member]
Short-Term Debt [Line Items]
Debt discount												$ 62,850
Proceeds for future receivables												150,000
Total amount to be repaid from receivables funding												$ 205,350
Amortization of debt discount																			63,000
Shares issued												20,135
Additional debt discount												$ 7,500
Debt instrument fee amount												7,500
April 2024 Merchant Agreement [Member]
Short-Term Debt [Line Items]
Proceeds for future receivables										250,000
Amortization of debt discount																			103,000
Future receivables to be funded										$ 342,250
Stock issued other, shares										12,854
Debt discount										$ 12,500
August 2024 Merchant Agreement [Member]
Short-Term Debt [Line Items]
Proceeds for future receivables								$ 200,000
Amortization of debt discount																			84,000
Future receivables to be funded								$ 273,800
Stock issued other, shares								2,779
Debt discount								$ 6,057
August 2024 Merchant Agreement [Member] | Cash Proceeds [Member]
Short-Term Debt [Line Items]
Proceeds for future receivables								$ 121,147
September 2024 Merchant Agreement [Member]
Short-Term Debt [Line Items]
Proceeds for future receivables							250,000
Amortization of debt discount																			52,000
Future receivables to be funded							$ 342,250											$ 342,250
Stock issued other, shares							1,993
Debt discount							$ 5,560
Outstanding balance						172,000													172,000
Net of unamortized debt discount											$ 52,000					52,000
September 2024 Merchant Agreement [Member] | Cash Proceeds [Member]
Short-Term Debt [Line Items]
Proceeds for future receivables							$ 98,699
December 2024 Merchant Agreement [Member]
Short-Term Debt [Line Items]
Proceeds for future receivables						232,000
Future receivables to be funded						$ 317,600													317,600
Stock issued other, shares						1,484
Debt discount						$ 5,363
Outstanding balance						220,000													220,000
Net of unamortized debt discount						97,000													97,000
December 2024 Merchant Agreement [Member] | Cash Proceeds [Member]
Short-Term Debt [Line Items]
Proceeds for future receivables						95,669
February 2025 Merchant Agreement [Member]
Short-Term Debt [Line Items]
Proceeds for future receivables	$ 260,000
Total amount to be repaid from receivables funding	$ 354,000
Stock issued other, shares	1,498
Debt discount	$ 5,000
February 2025 Merchant Agreement [Member] | Cash Proceeds [Member]
Short-Term Debt [Line Items]
Proceeds for future receivables	$ 101,000
Merchant Agreements 2025 And 2024 Merchant Agreement [Member]
Short-Term Debt [Line Items]
Amortization of debt discount														$ 113,000		$ 52,000
D And O Insurance Policy [Member]
Short-Term Debt [Line Items]
Interest rate								8.14%
Insurance financed								$ 112,500						37,500
Periodic payment frequency								nine monthly payments
Periodic payment								$ 12,928
Dr Salkind [Member]
Short-Term Debt [Line Items]
Proceeds from loan			$ 50,000	$ 50,000
Corporate Attorney [Member] | Loan Agreement [Member]
Short-Term Debt [Line Items]
Debt converted, amount converted														$ 24,000
Debt converted, shares issued														17,143
Salkind June 2024 Loan [Member]
Short-Term Debt [Line Items]
Loan payable																					$ 160,000
Original issue discount																					10,000
Convertible debt																					$ 160,000
Conversion price																					$ 0.50
June 2024 Loan And July 2024 Salkind Loans [Member]
Short-Term Debt [Line Items]
Debt converted, amount converted		$ 250,000
Debt converted, discount converted		$ 11,500
Debt converted, shares issued		523,000
Interest expense																			11,500
Loan 1 [Member]
Short-Term Debt [Line Items]
Interest expense																			4,000
Exchange issued										70,000
Debt discount										4,000
Principal amount paid																			74,000
Loan 2 [Member]
Short-Term Debt [Line Items]
Exchange issued										$ 40,000
Loan 3 [Member]
Short-Term Debt [Line Items]
Original issue discount															$ 5,000		$ 5,000
Conversion price															$ 0.50		$ 0.50
Principal amount paid																			25,000
Exchange for cancellation															$ 20,000		$ 20,000
Loan 4 [Member]
Short-Term Debt [Line Items]
Original issue discount															$ 15,000		$ 15,000
Conversion price															$ 0.50		$ 0.50
Exchange issued															$ 37,000
Principal amount paid																			52,000
Loans 5 And 6 [Member]
Short-Term Debt [Line Items]
Non interest bearing loans									$ 78,000
Loan 7 [Member]
Short-Term Debt [Line Items]
Non interest bearing loans					$ 75,000
Loans 5 6 And 7 [Member]
Short-Term Debt [Line Items]
Original issue discount																				$ 13,000
Conversion price																				$ 1.00
Debt converted, amount converted		$ 69,000
Debt converted, shares issued		72,000
Interest expense																			33,000
Outstanding principal																				$ 87,000
Loans remaining outstanding						$ 0													$ 0
Loan 3 And 4 [Member]
Short-Term Debt [Line Items]
Conversion price		$ 0.50
Debt converted, amount converted		$ 57,000
Debt converted, discount converted		$ 20,000
Debt converted, shares issued		154,000
Salkind February 2024 Loan [Member]
Short-Term Debt [Line Items]
Short-term debt												$ 150,000
Interest rate												10.00%